Derivatives (Derivatives Associated With Interest Rate Risk Management Activities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	$ 1,880,105,000		$ 1,739,859,000
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,754,939,000		1,786,532,000
Assets	76,614,000		76,980,000
Liabilities	3,681,000		11,214,000
Customer Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	664,345,000	[1]	759,830,000	[1]
Assets	26,084,000	[1]	28,747,000	[1]
Liabilities	430,000	[1]	3,670,000	[1]
Gains/(Losses)	577,000	[1],[2]	(30,057,000)	[1]
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,754,939,000		1,786,532,000
Assets	3,681,000		11,214,000
Liabilities	76,614,000		76,980,000
Offsetting Upstream Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	664,345,000	[1]	776,236,000	[1]
Assets	430,000	[1]	3,670,000	[1]
Liabilities	26,584,000	[1]	29,247,000	[1]
Gains/(Losses)	(577,000)	[1],[2]	30,547,000	[1]
Interest Rate Swap [Member] | Debt [Member] | Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,654,000,000	[2]	1,254,000,000	[2]
Assets	24,811,000	[2]	58,226,000	[2]
Liabilities	3,910,000	[2]	24,904,000	[2]
Gains/(Losses)	(12,126,000)	[2]	(61,853,000)	[2]
Long Term Debt [Member] | Debt [Member] | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liabilities	1,654,000,000	[2],[3]
Term borrowings			1,254,000,000	[2],[3]
Gains/(Losses) related to term borrowings	$ 12,272,000	[2],[4]	$ 61,853,000	[2],[4]

[1]	Gains/losses included in the Other expense section of the ConsolidatedStatements of Income.
[2]	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
[3]	Represents par value of term borrowings being hedged.
[4]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.